Credit Impairment Charges and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 98	£ 114
Recoveries of loans and advances, net of collection costs	4	(6)
Off-balance sheet credit exposures (See Note 21)	3	10
Impairment loss on financial assets	105	118
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 21)	149	121
Releases for residual value and voluntary termination	(1)	(3)
Provisions for other liabilities and charges	148	118
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 253	£ 236